Acquisitions - Purchase price allocation of the assets acquired, and liabilities assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Nov. 14, 2022	Aug. 26, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2020	Dec. 31, 2019
Business Acquisition
Goodwill	$ 116,090	$ 113,999		$ 0	$ 97,053	$ 97,053		$ 14,616
S&D Acquisition
Business Acquisition
Cash and cash equivalents							$ 8,282
Accounts receivable							57,818
Inventory							67,297
Prepaid expenses and other current assets							1,810
Property, plant and equipment							92,369
Goodwill							159,320
Intangible assets							142,920
Other assets							3,319
Accounts payable and accrued liabilities							(87,216)
Long-term debt							(147)
Deferred tax liabilities							(42,168)
Other long-term liabilities							(1,985)
Total							$ 401,619
Kohana Coffee, LLC
Business Acquisition
Cash and cash equivalents			$ 797
Accounts receivable			881
Inventory			2,306
Property, plant and equipment			8,387
Goodwill	$ 100		17,089
Intangible assets			11,638
Accounts payable and accrued liabilities			(1,838)
Total			$ 39,117